Intangible assets - Changes in intangible assets (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Changes in intangible assets [Line Items]
Beginning balance		₩ 6,217,946		₩ 5,807,836
Acquisition		373,599		828,985
Disposal and Write-off		(11,623)		(14,254)
Amounts transferred from (to) property and equipment		(2,302)		(1,550)
Amounts transferred within intangible assets		0
Impairment		(25,356)	[1]	(10,682)	[2]
Amortization	[3]	(449,978)		(391,520)
Effects of changes in foreign exchange rate		17,847		(869)
Ending balance		6,120,133		6,217,946
Goodwill
Changes in intangible assets [Line Items]
Beginning balance		4,677,204		4,683,902
Acquisition		0		0
Disposal and Write-off		0		0
Amounts transferred from (to) property and equipment		0		0
Amounts transferred within intangible assets		0
Impairment		(24,513)	[1]	(5,402)	[2]
Amortization	[3]	0		0
Effects of changes in foreign exchange rate		12,726		(1,296)
Ending balance		4,665,417		4,677,204
Software
Changes in intangible assets [Line Items]
Beginning balance		259,233		263,341
Acquisition		67,077		90,051
Disposal and Write-off		(2,822)		(3,901)
Amounts transferred from (to) property and equipment		0		0
Amounts transferred within intangible assets		905
Impairment		0	[1]	(4,006)	[2]
Amortization	[3]	(96,335)		(91,894)
Effects of changes in foreign exchange rate		7,171		5,642
Ending balance		235,229		259,233
Development cost
Changes in intangible assets [Line Items]
Beginning balance		464,638		454,284
Acquisition		196,292		133,709
Disposal and Write-off		(418)		(3,560)
Amounts transferred from (to) property and equipment		(2,302)		(1,550)
Amounts transferred within intangible assets		165,761
Impairment		(715)	[1]	(1,001)	[2]
Amortization	[3]	(179,302)		(131,043)
Effects of changes in foreign exchange rate		33,618		13,799
Ending balance		677,572		464,638
Others
Changes in intangible assets [Line Items]
Beginning balance		816,871		406,309
Acquisition		110,230		605,225
Disposal and Write-off		(8,383)		(6,793)
Amounts transferred from (to) property and equipment		0		0
Amounts transferred within intangible assets		(166,666)
Impairment		(128)	[1]	(273)	[2]
Amortization	[3]	(174,341)		(168,583)
Effects of changes in foreign exchange rate		(35,668)		(19,014)
Ending balance		₩ 541,915		₩ 816,871

[1]	Goodwill impairment incurred from the cash-generating unit of security sector at SHINHAN SECURITIES VIETNAM CO., LTD and other sector at Shinhan Asset Trust. As a result of the impairment test for goodwill of SHINHAN SECURITIES VIETNAM CO., LTD., the Group recognized an impairment loss amounting to W1,298 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the reduced trading volume and trading value on the Vietnamese stock market, caused by the global high interest rate environment and domestic and external economic recessions. In addition, as a result of the impairment test for goodwill of Shinhan Asset Trust, the Group recognized an impairment loss amounting to W23,215 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts resulting from the deterioration of the business environment caused by the slowdown in the real estate and construction sectors. The amount of impairment loss recognized is included in the non-operating expenses, of the consolidated statement of comprehensive income.
[2]	Goodwill impairment incurred from the cash-generating unit of security sector at PT Shinhan Sekuritas Indonesia and life insurance sector at Shinhan Financial Plus Co., Ltd. As a result of the impairment test for goodwill of PT Shinhan Sekuritas Indonesia, the Group recognized an impairment loss amounting to W1,842 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (W2,934 million decrease comparing to the previous year) due to continuing high price index and domestic foreign economic turndown mainly from the prolongation of the Ukraine crisis, global high interest rates, etc. In addition, as a result of the impairment test for goodwill of Shinhan Financial Plus Co., Ltd., the Group recognized an impairment loss amounting to W3,560 million for the carrying amount exceeding the recoverable amount of the CGU. This is due to the decrease in recoverable amounts (W9,750 million decrease comparing to the previous year) due to the underperformance from the cash-generating unit and the reflection of the future outlook. The amount of impairment loss recognized is included in the non-operating expenses, of the consolidated statement of comprehensive income.
[3]	Included in general administrative expense, other operating income (expense), and insurance service expense of the consolidated statements of comprehensive income.